Equipment (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense	$ 826	$ 302	$ 1,434,896	$ 993,531
Equipment [Member]
Depreciation expense			$ 1,487	$ 1,697